Fair Value (Fair Value Measurements- Recurring Quantitative Information) (Details) - Fair Value, Measurements, Recurring $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 82,227	$ 75,744
Financial and nonfinancial liabilities, fair value disclosure	(2,674)	(3,355)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	5,395	6,157
Financial and nonfinancial liabilities, fair value disclosure	(344)	(333)
Recuring Assets, Net of Liabilities - Fair Value	5,051	5,824
Assets, fair value disclosure	5,400	6,100
Level 3 | Loans - Residential real estate | Discounted Cash Flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	72	90
Level 3 | Loans - Residential real estate | Consensus Pricing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 184	$ 129
Level 3 | Loans - Residential real estate | Consensus Pricing | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative default rate	3.60%	11.00%
Level 3 | Loans - Residential real estate | Consensus Pricing | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative default rate	100.00%	100.00%
Level 3 | Loans - Residential real estate | Consensus Pricing | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative default rate	76.70%	81.80%
Level 3 | Loans - Home equity | Consensus Pricing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 44	$ 53
Level 3 | Loans - Home equity | Consensus Pricing | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit and Liquidity discount	0.00%	0.00%
Level 3 | Loans - Home equity | Consensus Pricing | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit and Liquidity discount	99.00%	99.00%
Level 3 | Loans - Home equity | Consensus Pricing | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit and Liquidity discount	63.40%	61.30%
Level 3 | Equity investments | Multiple of Adjusted Earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 1,276	$ 1,255
Level 3 | Equity investments | Multiple of Adjusted Earnings | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Multiple of earnings	5.0	4.5
Level 3 | Equity investments | Multiple of Adjusted Earnings | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Multiple of earnings	16.5	16.0
Level 3 | Equity investments | Multiple of Adjusted Earnings | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Multiple of earnings	8.5	8.4
Level 3 | Insignificant Assets, Net of Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		$ 35
Financial and nonfinancial liabilities, fair value disclosure	$ (38)
Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 995	$ 1,257
Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	3.20%	4.92%
Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	14.35%	14.55%
Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	7.69%	8.06%
Commercial Mortgages | Level 3 | Loans Held For Sale | Discounted Cash Flow, Spread Over the Benchmark Curve
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 64	$ 87
Commercial Mortgages | Level 3 | Loans Held For Sale | Discounted Cash Flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	5.30%	5.35%
Commercial Mortgages | Level 3 | Loans Held For Sale | Discounted Cash Flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	23.95%	19.00%
Commercial Mortgages | Level 3 | Loans Held For Sale | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	18.89%	12.17%
Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 649	$ 726
Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 1,741	$ 2,128
Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	1.88%	2.16%
Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 240	$ 274
Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread over the benchmark curve	2.15%	1.98%
Visa Class B Swap | Level 3 | Financial derivatives | Discounted Cash Flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and nonfinancial liabilities, fair value disclosure	$ (176)	$ (210)
Estimated growth rate of Visa Class A share price	16.00%	16.00%
Estimated length of litigation resolution date	3/30/2021	12/31/2020
Visa Class B Swap | Level 3 | Financial derivatives | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated conversion factor of Class B shares into Class A shares	162.30%	163.00%
Measurement Input, Constant Default Rate | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.000	0.000
Measurement Input, Constant Default Rate | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.141	0.188
Measurement Input, Constant Default Rate | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.043	0.051
Measurement Input, Constant Default Rate | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.010	0.010
Measurement Input, Constant Default Rate | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.072	0.185
Measurement Input, Constant Default Rate | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.034	0.040
Measurement Input, Loss Severity | Level 3 | Loans - Residential real estate | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.080	0.080
Measurement Input, Loss Severity | Level 3 | Loans - Residential real estate | Consensus Pricing | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.000	0.000
Measurement Input, Loss Severity | Level 3 | Loans - Residential real estate | Consensus Pricing | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	1.000	1.000
Measurement Input, Loss Severity | Level 3 | Loans - Residential real estate | Consensus Pricing | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.145	0.172
Measurement Input, Loss Severity | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.266	0.100
Measurement Input, Loss Severity | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.957	1.000
Measurement Input, Loss Severity | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.519	0.508
Measurement Input, Loss Severity | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.300	0.150
Measurement Input, Loss Severity | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.000	1.000
Measurement Input, Loss Severity | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.576	0.638
Measurement Input, Constant Prepayment Rate | Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.000	0.000
Measurement Input, Constant Prepayment Rate | Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.538	0.545
Measurement Input, Constant Prepayment Rate | Residential Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.135	0.087
Measurement Input, Constant Prepayment Rate | Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.035	0.046
Measurement Input, Constant Prepayment Rate | Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.181	0.147
Measurement Input, Constant Prepayment Rate | Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.046	0.057
Measurement Input, Constant Prepayment Rate | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.010	0.010
Measurement Input, Constant Prepayment Rate | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.362	0.330
Measurement Input, Constant Prepayment Rate | Residential mortgage-backed Securities | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.099	0.1180
Measurement Input, Constant Prepayment Rate | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.010	0.010
Measurement Input, Constant Prepayment Rate | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.220	0.190
Measurement Input, Constant Prepayment Rate | Asset backed | Level 3 | Securities available for sale | Priced By A Third Party Vendor Using Discounted Cash Flow Pricing Model | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.075	0.085
Measurement Input, Discount Rate | Level 3 | Loans - Residential real estate | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.048	0.058
Measurement Input, Discount Rate | Level 3 | Loans - Residential real estate | Consensus Pricing | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.050	0.055
Measurement Input, Discount Rate | Level 3 | Loans - Residential real estate | Consensus Pricing | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.080	0.083
Measurement Input, Discount Rate | Level 3 | Loans - Residential real estate | Consensus Pricing | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Measurement Input	0.052	0.058
Measurement Input, Discount Rate | Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.056	0.069
Measurement Input, Discount Rate | Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.081	0.085
Measurement Input, Discount Rate | Commercial Mortgages | Level 3 | Mortgage Servicing Rights | Discounted Cash Flow | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing asset, measurement input	0.079	0.084